LEASE LIABILITIES - Repayments of lease liabilities (Details) $ in Millions	Dec. 31, 2025 CAD ($)
LEASE LIABILITIES
Lease liabilities	$ 373.3
2026
LEASE LIABILITIES
Lease liabilities	110.3
2027
LEASE LIABILITIES
Lease liabilities	92.0
2028
LEASE LIABILITIES
Lease liabilities	77.0
2029
LEASE LIABILITIES
Lease liabilities	49.8
2030
LEASE LIABILITIES
Lease liabilities	20.5
2031 and thereafter
LEASE LIABILITIES
Lease liabilities	$ 23.7